PATRICIA CUDD
Attorney at Law
16324 West County Road 18E
Loveland, Colorado 80537
Telephone: (970) 203-0577      FAX: (970) 203-0572     E-mail: pcudd@cuddlaw.com

February 21, 2007

Mr. Larry Spirgel, Assistant Director
Mr. William Bennett
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:       Fresh Ideas Media, Inc.
Amendment No. 3 to Registration Statement on Form SB-2
File No. 333-132252

Dear Messrs. Spirgel and Bennett:

On behalf of Fresh Ideas Media, Inc. (the “Company”), we hereby transmit to you for filing the Amendment No. 3 (the “Amendment”) to the Registration Statement on Form SB-2 (the “Registration Statement”) via the Securities and Exchange Commission’s EDGAR system. All comments set forth in the letter of comment of the staff dated January 3, 2007 (the “Comment Letter”), have either been responded to in the Amendment or hereinafter in this letter. The numbered paragraphs set forth below are responsive to the identically numbered paragraphs contained in the Comment Letter. Those responses set forth the location in the Amendment of the response to each comment contained in the Comment Letter or certain supplemental information requested by the staff.

Prospectus Cover Page

1. The third paragraph on the cover page has been amended to indicate that until, and if, a market develops for the Company’s shares of common stock via the OTC Bulletin Board, the selling shareholders will resell up to 106,000 shares of common stock at $0.10 per share.

2. The cover page has been limited to the disclosure requirements of Item 501 of Regulation S-B and the length has been reduced to one page. In doing so, the information appearing on page four has been deleted and the second sentence of the third paragraph has been added indicating that the Company will not receive any proceeds from the sale of shares by the selling shareholders.

Mr. Larry Spirgel, Assistant Director
Mr. William Bennett
United States Securities and Exchange Commission
February 21, 2007

Risk Factors, page 10

Prospectus Summary, page 7

3. The fourth sentence has been added to the first paragraph under the subsection captioned “Fresh Ideas Media” under the section captioned “Prospectus Summary” on page 8 of the prospectus stating that the Company has divided the 45 states licensed into 98 territories that it believes are ideal in size for a sub-licensee based upon population density and the estimated number of elementary schools located within the area.

4. The phrase in the second sentence under risk factor B (former risk factor A) to the effect that the Company has begun providing advertising and marketing consulting services has been stricken and has been replaced with a sentence to the effect that the only revenue-generating activity to date has been the sale by Community Alliance of three sub-licenses to publish and market the custom school take-home folder product, resulting in the receipt of minimal sub-license and publication fees.

5. Risk factor E has been added stating that the report of the Company’s auditor expresses substantial doubt as to the Company’s ability to continue as a going concern.

6. The first sentence of risk factor H (former risk factor F) has been revised and two sentences have been added thereafter to disclose that the Company expects that its operating expenses will increase in the future as it grows and expands; the anticipated increase in the Company’s operating expenses will depend entirely on the rate of its growth and the addition of new programs and services; and that, because the Company is unable to predict its growth rate or the timing of the addition of new programs and services, it is unable to quantify the amount by which operating expenses may increase or the timeframe for the increase(s).

7. The subheadings to risk factors G, T and U have been revised so as not to contain embedded risks and in order to comport with the plain English requirements set forth in Rule 421 of Regulation C.

8. Risk factor K (former risk factor H) has been revised to identify Community Stars, LLC, a company operated by the sister of Ms. Ruth Daily, a 42.5% shareholder, as the known competitor operating outside of the Company’s licensed territory. Additionally, it is now disclosed in risk factor K that Community Stars may in the future attempt to offer its products in the 45 states of the licensed territory in which the Company intends to operate. Similar disclosure has been provided in the second paragraph under the subsection captioned “Competition” under the section captioned “Business” on page 27 of the prospectus.

Mr. Larry Spirgel, Assistant Director
Mr. William Bennett
United States Securities and Exchange Commission
February 21, 2007

9.  The first sentence of risk factor N (former risk factor K) has been revised and two sentences have been added thereafter to disclose that each of the Company’s officers and directors expects to contribute an average of 20 hours per week to company business initially; that, if, and as, the Company progresses and its business expands, each individual intends to increase the time he or she spends on the Company’s business and affairs in order to ensure implementation of its business plan; and, as capital and/or revenue become available, the Company intends to add additional personnel.

10. It has been clarified in the subheading to risk factor P that due to the lack of a public market for the Company’s common stock, and the risk that one may never develop, investors may not be able to sell their shares.

11. Risk factor A (former risk factor X) is now located at the beginning of the risk factor section.

Business, page 23

Sales Consulting Services, page 26

12. The fourth paragraph commencing “For each of the advertising product subsidiaries . . . ” under the subsection captioned “Sales Consulting Services” under the section captioned “Business” on page 25 of the prospectus has been deleted.

License Agreement, page 27

13. Risk factor J has been added addressing the fact that the Company’s right to renew the license agreement is contingent on its selling a minimum of four sub-licenses during the extended period of March 14, 2006 to August 14, 2007

Sub-License Agreement with Community Alliance, page 27

14. Seven sentences have been added to the second paragraph under the subsection captioned “Sub-License Agreement with Community Alliance” under the section captioned “Business” on page 26 of the prospectus that discloses the number of schools that each of the Company’s three sub-licensees has under contract to date, including the number secured during the first year of each sub-license; the fact that no sub-licensee is currently in violation of the requirement that each sub-licensee have a minimum of 15 schools under contract by the end of the second school year in June of 2007; and the terms of the sub-license agreement that permit the Company to terminate the sub-license agreement of any sub-licensee that fails to comply with the terms of the sub-lease agreement upon 30 days’ written notice.

Mr. Larry Spirgel, Assistant Director
Mr. William Bennett
United States Securities and Exchange Commission
February 21, 2007

[Sub-License Agreement with Our Best Greeting Card, new heading]

15. A new section captioned “Sub-License Agreement with Our Best Wishes” has been added on page 27 of the prospectus that discloses the material terms of the sub-licenses for the direct-mail greeting card product, including costs, fees and revenue stream.

Plan of Operation, page 30

16. The references to “cost centers” have been deleted throughout the section captioned “Plan of Operation” on pages 29 through 31 of the prospectus.

17. The references to the “second year” throughout the subsection captioned “General” under the section captioned “Plan of Operation” on pages 29 through 31 of the prospectus have been replaced by the phrase “the year following the completion of this offering.” The first reference to the “third year” in the seventh paragraph under the subsection captioned “General” under the section captioned “Plan of Operation” on page 30 of the prospectus has been replaced by the phrase “the year following the completion of this offering.” The second reference to the “third year” in that paragraph has been replaced by other descriptive language. The first reference to the “fourth year” in the eighth paragraph under the subsection captioned “General” under the section captioned “Plan of Operation” on page 30 of the prospectus has been replaced by the phrase “after we have developed Community Alliance and Our Best Wishes to the point of having sold at least seven sub-licenses for both the school folder and greeting card products.” The second reference to the “fourth year” in that paragraph has been replaced by other descriptive language.

18. The fourth sentence of the eighth paragraph under the subsection captioned “General” under the section captioned “Plan of Operation” on page 30 of the prospectus to the effect that the Company believes “that Dynamix Business Consulting’s sales and marketing consulting services could expand its market share and profits at a significant rate” has been deleted.

19. The second sentence has been added under the subsection captioned “Cash Requirements” under the section captioned “Plan of Operation” on page 31 of the prospectus to disclose that the Company estimates its minimum cash requirements through approximately January 31, 2008, to be approximately $40,000. The fifth sentence has been added under this same subsection to disclose that, unless the Company receives at least $75,000 from this offering, it does not intend to pay any outstanding notes, including the $8,000 note that has been renewed through June 1, 2007, and, if the Company receives at least $75,000 from this offering, it intends to pay the $8,000 note, together

Mr. Larry Spirgel, Assistant Director
Mr. William Bennett
United States Securities and Exchange Commission
February 21, 2007

with accrued interest. All of the notes have been filed as exhibits 10.3, 10.5, 10.8 and 10.11 through 10.13 to the Amendment and the renewal of the promissory note dated April 1, 2006, in the principal amount of $8,000 payable by American Business Services, Inc., as the maker, to the Company, as the holder, is filed as exhibit 10.10 to the Amendment.

20. The third sentence has added under the subsection captioned “Capital Resources” under the section captioned “Plan of Operation” on page 31 of the prospectus to the effect that, Of the $6,100 in revenue generated through November 30, 2006, the sum of $6,000 represents revenue from the sale of three sub-licenses for $10,000 each because the Company’s revenue recognition policy requires it to recognize revenue when the school folders are delivered to the sub-licensee and collection of the publication fee can be reasonably expected.

Selling Shareholders, page 37

21. It is now disclosed in the first paragraph under the section captioned “Selling Shareholders” on page 36 of the prospectus that the selling shareholders are family members and friends of the Company’s executive officers and principal shareholders, as follows: (i) Messrs. Darin and Brian Ray are adult sons of Mr. Phil E. Ray, the Company’s President and a 42.5% shareholder; (ii) Messrs. Hixon and Dunda are Mr. Phil E. Ray’s sons-in-law; Ms. W. Faye Starr is the mother of Ms. Ruth Daily, a 42.5% shareholder; and Ms. Raine Thompson is Ms. Daily’s sister.

Plan of Distribution, page 38

22. The Subscription Agreement has been filed as exhibit 10.5 to the Amendment and the material terms of the Subscription Agreement have been described in the first paragraph under the subsection captioned “Method of Subscribing” under the section captioned “Plan of Distribution” on pages 38 and 39 of the prospectus.

Part II

Item 27. Exhibits

23. The opinion has been revised so that it opines upon Nevada law, including the statutory provisions, all applicable provisions of the Nevada Constitution and all reported judicial decisions interpreting those laws.

24. A list of subsidiaries has been included as exhibit 21.0 to the Amendment.

Mr. Larry Spirgel, Assistant Director
Mr. William Bennett
United States Securities and Exchange Commission
February 21, 2007

Item 28. Undertakings

25. The undertakings set forth in paragraphs 7) and 8) have been removed.

If the Staff requires any additional information during the course of its review of the Amendment attached hereto, please don’t hesitate to contact the undersigned. If any information of an accounting nature is required, please contact Mr. Ronald R. Chadwick, Ronald R. Chadwick, P.C., telephone: (303) 306-1967.

Sincerely yours,

/s/ Patricia Cudd

Patricia Cudd, Esq.

PC/es

cc:        Mr. Phil E. Ray, President
Fresh Ideas Media, Inc.

Mr. Ronald R. Chadwick
Ronald R. Chadwick, P.C.